Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Recent Accounting Pronouncements

3.	Recent Accounting Pronouncements

Certain amendments to ASC 820 become effective for fiscal years beginning after December 15, 2011. These amendments include a consistent definition of fair value, enhanced disclosure requirements for "Level 3" fair value adjustments and other changes to required disclosures.

In June 2011, ASC 220, "Comprehensive Income," was amended and will become effective for the Company for fiscal years beginning after December 15, 2011. These amendments will require the Company to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. As a result of the amendment, the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity will be eliminated. In addition, in December 2011, the FASB issued an amendment to Accounting Standards Update ("ASU") 2011-05 that defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. ASU 2011-05 will be applied retrospectively, and is effective for fiscal years and interim periods within those years beginning after December 15, 2011.  In 2012, the Company intends to elect to use the two statement method of disclosure.

In September 2011, ASC 350, "Intangibles-Goodwill and Others," was amended to simplify the assessment of goodwill impairment and will become effective for the Company for fiscal years beginning after December 15, 2011. The amended guidance allows the Company to do an initial qualitative assessment of relative events and circumstances to determine if fair value of a reporting unit is more likely than not less than its carrying value, prior to performing the two-step quantitative goodwill impairment test.

In December 2011, ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities" was issued. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU 2011-11 will be applied retrospectively and is effective for annual and interim reporting periods beginning on or after January 1, 2013.

The Company will comply with the requirements of these pronouncements when they become effective. None of these pronouncements are expected to have a material impact on the Company's financial statements.